Document and Entity Information Document (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Apr. 01, 2013
Document Information [Line Items]
Entity Registrant Name	Momentive Performance Materials Inc.
Entity Central Index Key	0001405041
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Common Stock, Shares Outstanding		100
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 0